UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  4350 East West Highway
          Suite 502
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman            Bethesda, Maryland          August 13, 2012
     -------------------            ------------------          ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           44
                                         -----------

Form 13F Information Table Value Total:  $    56,203
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO COM                                COMMON   88579Y101         260       2,903          SOLE                  2,903      0    0
ALLSTATE CORP COM                        COMMON   020002101         257       7,315          SOLE                  7,315      0    0
AMERICAN EXPRESS CO                      COMMON   025816109       2,780      47,754          SOLE                 47,754      0    0
AMGEN INC COM                            COMMON   031162100         288       3,951          SOLE                  3,951      0    0
APOLLO GROUP INC CL A                    COMMON   037604105         217       6,008          SOLE                  6,008      0    0
APPLE COMPUTER INC                       COMMON   037833100       2,766       4,737          SOLE                  4,737      0    0
AUTOMATIC DATA PROCES                    COMMON   053015103         304       5,459          SOLE                  5,459      0    0
BANK OF AMERICA CORPO                    COMMON   060505104       2,423     296,185          SOLE                296,185      0    0
BECTON DICKINSON & CO                    COMMON   075887109         218       2,912          SOLE                  2,912      0    0
BEST BUY INC COM                         COMMON   086516101         223      10,640          SOLE                 10,640      0    0
BOEING CO COM                            COMMON   097023105       2,624      35,318          SOLE                 35,318      0    0
CAMPBELL SOUP CO COM                     COMMON   134429109         213       6,392          SOLE                  6,392      0    0
CISCO SYS INC COM                        COMMON   17275R102       2,388     139,056          SOLE                139,056      0    0
CLOROX CO COM                            COMMON   189054109         244       3,363          SOLE                  3,363      0    0
DU PONT E I DE NEMOUR                    COMMON   263534109       2,668      52,753          SOLE                 52,753      0    0
EXXON MOBIL CORP COM                     COMMON   30231G102       2,615      30,555          SOLE                 30,555      0    0
GENERAL ELEC CO                          COMMON   369604103       3,033     145,555          SOLE                145,555      0    0
GOLDMAN SACHS GROUP I                    COMMON   38141G104       2,016      21,030          SOLE                 21,030      0    0
GOOGLE INC CL A                          COMMON   38259P508         209         360          SOLE                    360      0    0
HEINZ H J CO COM                         COMMON   423074103         266       4,898          SOLE                  4,898      0    0
HEWLETT PACKARD CO CO                    COMMON   428236103       1,891      94,049          SOLE                 94,049      0    0
HONEYWELL INTL INC CO                    COMMON   438516106         255       4,575          SOLE                  4,575      0    0
I B M                                    COMMON   459200101         247       1,260          SOLE                  1,260      0    0
INGERSOLL-RAND PLC                       COMMON   G47791101       2,678      63,479          SOLE                 63,479      0    0
INTEL CORP COM                           COMMON   458140100         322      12,097          SOLE                 12,097      0    0
JOHNSON & JOHNSON                        COMMON   478160104       2,750      40,706          SOLE                 40,706      0    0
JP MORGAN CHASE & CO                     COMMON   46625H100       2,263      63,347          SOLE                 63,347      0    0
LABORATORY CORP AMER                     COMMON   50540R409         249       2,690          SOLE                  2,690      0    0
MERCK & COMPANY                          COMMON   58933Y105         377       9,020          SOLE                  9,020      0    0
MICROSOFT                                COMMON   594918104       2,643      86,411          SOLE                 86,411      0    0
NUCOR CORP COM                           COMMON   670346105         215       5,685          SOLE                  5,685      0    0
ORACLE SYS CORP                          COMMON   68389X105       2,515      84,665          SOLE                 84,665      0    0
PARKER HANNIFIN CORP                     COMMON   701094104         229       2,976          SOLE                  2,976      0    0
PFIZER INC                               COMMON   717081103       2,752     119,662          SOLE                119,662      0    0
RAYTHEON CO COM NEW                      COMMON   755111507       2,811      49,665          SOLE                 49,665      0    0
STAPLES INC COM                          COMMON   855030102         211      16,158          SOLE                 16,158      0    0
SYSCO CORP COM                           COMMON   871829107         272       9,139          SOLE                  9,139      0    0
TEXAS INSTRS INC COM                     COMMON   882508104       2,185      76,164          SOLE                 76,164      0    0
TRANSOCEAN LTD ZUG NA                    COMMON   H8817H100       1,965      43,938          SOLE                 43,938      0    0
VISA INC COM CL A                        COMMON   92826C839         278       2,251          SOLE                  2,251      0    0
WAL MART STORES INC                      COMMON   931142103         272       3,905          SOLE                  3,905      0    0
WELLS FARGO & CO NEW                     COMMON   949746101         285       8,509          SOLE                  8,509      0    0
WESTERN UN CO COM                        COMMON   959802109       2,293     136,186          SOLE                136,186      0    0
YAHOO INC COM                            COMMON   984332106         232      14,631          SOLE                 14,631      0    0